KRAMER LEVIN NAFTALIS & FRANKEL LLP

Alexandra K. Alberstadt
Phone  212-715-9151
Fax  212-715-8151
AAlberstadt@KRAMERLEVIN.com

March 18, 2011

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	Guinness Atkinson Funds File Nos. 33-75340, 811-8360

Dear Securities and Exchange Commission:

We are filing via EDGAR, on behalf of Guinness Atkinson Funds (“Registrant”), and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, post-effective amendment no. 40 to Registrant’s registration statement on Form N-1A (the “Amendment”).  We are filing the Amendment primarily to register shares of a new series of Registrant, the RMB Fund.  The Fund’s distribution arrangements are identical to those of Registrant’s existing series, which are disclosed in the prospectus and statement of additional information dated May 1, 2010.

The following summarizes the investment policies and risks of the new Fund.

The RMB Fund will invest a substantial portion of its net assets in Renminbi-denominated debt instruments that are issued by the Chinese government (including its agencies or instrumentalities, but not including separately incorporated enterprises (even if the government of China is a principal investor) as well as corporations and traded (i) over the counter in Hong Kong, or on Euroclear or (ii) in other developing markets, including the China Interbank Bond Market (“CIBM”). Renminbi (“Renminbi” or “RMB”) is the officially currency of China, with the principal unit being the Yuan.  The RMB Fund may, when desirable, invest a percentage of its net assets in equity securities of companies connected to the China region.  The Fund may also invest in derivative instruments, cash and cash equivalents, bank deposits, certificates of deposit, commercial paper, convertible securities and equity-linked notes, denominated in RMB or other currencies.

The RMB bond market in Hong Kong is a newly developed market, with a relatively small number of issuers.  The Advisor expects that the Fund’s initial investments will be connected to the China region, although non-Chinese issuers have issued bonds that are available in the over the counter RMB bond market in Hong Kong and in the CIBM. The Advisor believes that as the market develops and more issuers elect to participate, the Fund’s holdings will diversify into issuers not connected with the China region. The Fund’s portfolio will initially be heavily weighted to banking and finance companies, sovereign debt issued by China and its agencies and instrumentalities, Chinese companies and companies with significant connections to the Chinese economy.

1177 AVENUE OF THE AMERICAS    NEW YORK NY 10036-2714    PHONE 212.715.9100    FAX 212.715.8000    WWW.KRAMERLEVIN.COM
ALSO AT 47 AVENUE HOCHE    75008 PARIS FRANCE

KRAMER LEVIN NAFTALIS & FRANKEL LLP

Securities and Exchange Commission
March 18, 2011

The RMB Fund is subject to the risks inherent in investing in debt securities, fixed income securities and foreign securities, including those of companies located or traded in emerging market countries, and the risks inherent in investing in newly developed securities and newly developed markets.  The Fund is sensitive to changes in interest rates, inflation rates, currency fluctuations and the economy of China. The Fund is non-diversified and expects to concentrate its investments in instruments issued by the government of China, its agencies and instrumentalities, and companies in the banking and finance sectors.  The Fund’s concentration restriction is non-fundamental and the Fund intends to diversify its investments as new Renminbi-denominated issues come to market in the newly created trading markets.

We would appreciate receiving any comments you may have at your earliest convenience.  If you have any questions concerning the Amendment, please call me at 212-715-9151.

Sincerely,

/s/ Alexandra K. Alberstadt

AKA:

cc:	Susan J. Penry-Williams
Gariel Nahoum
Timothy Guinness
James J. Atkinson

1177  AVENUE OF THE  AMERICAS      NEW  YORK   NY  10036-2714     PHONE 212.715.9100    FAX 212.715.8000    WWW.KRAMERLEVIN.COM
ALSO AT 47 AVENUE HOCHE    75008 PARIS FRANCE